Cash flow information	12 Months Ended
Jun. 30, 2026
Cash flow information
Cash flow information
27	Cash flow information

27.1 Cash generated from operations

		2026	2025	2024
	Note	£’000	£’000	£’000
Loss before income tax		(46,985)	(39,664)	(130,724)
Adjustments for:
Depreciation	13, 14, 15	20,631	17,002	16,526
Amortization	16	211,813	196,373	190,123
Profit on disposal of intangible assets	8	(46,881)	(48,742)	(37,422)
Net finance costs	9	69,620	21,234	61,371
Non-cash employee benefit expense - equity-settled share-based payments	28	243	658	875
Foreign exchange losses on operating activities		3,638	3,594	2,041
Reclassified from hedging reserve		(159)	(1,322)	—
Changes in working capital:
Inventories		832	(9,510)	(378)
Prepayments		509	113	(1,726)
Contract assets – accrued revenue		(7,635)	20,250	3,554
Trade receivables(1)		25,278	(86,244)	2,358
Other receivables		12,577	(10,959)	7,193
Contract liabilities – deferred revenue		2,088	7,430	27,692
Trade and other payables(1)		(26,403)	28,995	(18,904)
Provisions		(2,982)	8,290	(5,118)
Cash generated from operations		216,184	107,498	117,461
(1)	These amounts exclude non-cash movements and movements in respect of items reported elsewhere in the consolidated statement of cash flows, primarily in investing activities (where the timing of acquisitions and disposals and related cash flows can differ), resulting in:
●	a decrease in changes to trade receivables of £19,672,000 (2025: increase of £25,974,000; 2024: increase of £13,817,000); and
●	a decrease in changes to trade and other payables of £64,226,000 (2025: increase of £110,686,000; 2024: increase of £46,215,000).
27.2	Net debt reconciliation

Net debt is defined as non-current and current borrowings minus cash and cash equivalents. Net debt is a financial performance indicator that is used by the Group’s management to monitor liquidity risk. The Group believes that net debt is meaningful for investors as it provides a clear overview of the net indebtedness position of the Group and is used by the chief operating decision maker in managing the business.

27Cash flow information (continued)

27.2	Net debt reconciliation (continued)

The following table provides an analysis of net debt and the movements in net debt for each of the periods presented.

	Non-current	Current	Cash and cash
	borrowings	borrowings	equivalents	Total
	£’000	£’000	£’000	£’000
Net debt at 1 July 2024	511,047	35,574	(73,549)	473,072
Net cash flows	—	93,921	(7,609)	86,312
Other changes	(39,192)	35,624	(4,947)	(8,515)
Net debt at 30 June 2025	471,855	165,119	(86,105)	550,869
Net cash flows	89,477	(88,385)	15,551	16,643
Other changes	16,222	34,666	3,308	54,196
Net debt at 30 June 2026	577,554	111,400	(67,246)	621,708

Other changes in non-current borrowings primarily relate to the refinancing of our senior secured notes as explained further in Note 25 and foreign exchange gains or losses arising on re-translation of the US dollar denominated secured term loan facility and senior secured notes, and the incurrence and amortization of debt issue costs.

Other changes in current borrowings primarily relate to interest incurred on the Group’s borrowings, with the payments in relation to this accrued interest shown in the cash flows column. We have noted no material changes in respect of lease liabilities.